LEASES - Schedule of Lessee, Operating Lease, Liability, Maturity (Details) $ in Thousands	Mar. 31, 2022 USD ($)
Leases [Abstract]
Remaining 2022	$ 1,334
2023	1,622
2024	1,273
2025	644
2026	0
Thereafter	0
Total future minimum payments	4,873
Less: Implied interest	255
Total lease liabilities	$ 4,618